SCHEDULE OF INTANGIBLE ASSETS (Details) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Impairment Effects on Earnings Per Share [Line Items]
Less: accumulated amortization	$ (7,650)	$ (6,844)
Intangible assets, net		806
Accounting Software [Member]
Impairment Effects on Earnings Per Share [Line Items]
Accounting software	$ 7,650	$ 7,650